SUPPLEMENT DATED JANUARY 21, 2014 TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

Alternative Investment Partners Absolute Return Fund, dated April 30, 2013

Alternative Investment Partners Absolute Return Fund STS, dated April 30, 2013

AIP Macro Registered Fund A, dated April 30, 2013

AIP Macro Registered Fund P, dated April 30, 2013

AIP Multi-Strategy Fund A, dated April 30, 2013

AIP Multi-Strategy Fund P, dated April 30, 2013

Morgan Stanley Global Long/Short Fund A, dated April 30, 2013

Morgan Stanley Global Long/Short Fund P, dated April 30, 2013

(collectively, the “Funds”)

Effective January 8, 2014, Stefanie V. Chang Yu replaced Mary Ann Picciotto as Chief Compliance Officer of the Funds. Accordingly, all references to Mary Ann Picciotto in each Fund’s Statement of Additional Information (“SAI”) are hereby deleted. In addition, effective January 8, 2014, Ms. Chang Yu resigned as a Vice President of the Funds. As a result, the following information hereby replaces in its entirety the biographical information for Ms. Chang Yu contained in each Fund’s SAI:

Name, Age and Address	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Officers**
Stefanie V. Chang Yu (47) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since January 2014	Managing Director of various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since January 2014). Formerly, Vice President of various Morgan Stanley Funds (December 1997-January 2014).

*	Each officer serves an indefinite term, until his or her successor is elected.
**	In addition, the following individuals who are officers of the Adviser or its affiliates serve as assistant secretaries of the Fund: Joanne Antico, Daniel E. Burton, John F. Cacchione, Edward J. Meehan and Sheri Schreck. The following individuals who are officers of the Adviser or its affiliates also serve as assistant treasurers of the Fund: Robin Coroniti, Robert Creaney, Geoff Kron, Bud Rein, Lee Spector and Francie Tai.

Effective January 8, 2014, Joseph C. Benedetti resigned as an Assistant Secretary of the Funds and was appointed as a Vice President of the Funds. Accordingly, all references in each Fund’s SAI to Joseph C. Benedetti, as Assistant Secretary, are hereby deleted and the following biographical information for Mr. Benedetti is hereby added to the officer information table contained in each Fund’s SAI:

Name, Age and Address	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Officers**
Joseph C. Benedetti (48) 522 Fifth Avenue New York, NY 10036	Vice President	Since January 2014	Managing Director of various entities affiliated with the Adviser; Vice President of various Morgan Stanley Funds (since January 2014). Formerly, Assistant Secretary of various Morgan Stanley Funds (October 2004-January 2014).

*	Each officer serves an indefinite term, until his or her successor is elected.
**	In addition, the following individuals who are officers of the Adviser or its affiliates serve as assistant secretaries of the Fund: Joanne Antico, Daniel E. Burton, John F. Cacchione, Edward J. Meehan and Sheri Schreck. The following individuals who are officers of the Adviser or its affiliates also serve as assistant treasurers of the Fund: Robin Coroniti, Robert Creaney, Geoff Kron, Bud Rein, Lee Spector and Francie Tai.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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